Jan. 08, 2021
KraneShares MSCI Emerging Markets ex China Index ETF
KRANE SHARES TRUST

KraneShares MSCI Emerging Markets ex China Index ETF
(the “Fund”)

Supplement dated January 8, 2021 to the currently effective Summary Prospectus, Statutory Prospectus, and Statement of Additional Information, as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectus”) and the Statement of Additional Information for the Fund and should be read in conjunction with the Prospectus and Statement of Additional Information dated August 1, 2020.
Effective January 8, 2021, the Fund’s investment adviser, Krane Funds Advisors, LLC has contractually agreed to waive its management fee by 0.35% of the Fund’s average daily net assets until August 1, 2021. As a result, effective January 8, 2021, the following changes are made to the Prospectus and Statement of Additional Information of the Fund:

1.	The table in the “Fees and Expenses” section of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees*	0.00%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.60%
Fee Waiver**	-0.35%
Total Annual Fund Operating Expenses After Fee Waiver	0.25%
*Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
**The Fund’s investment adviser, Krane Funds Advisors, LLC (“Krane” or “Adviser”), has contractually agreed to waive its management fee by 0.35% of the Fund’s average daily net assets. This contractual fee waiver will continue until August 1, 2021 and may only be terminated prior thereto by the Board. “Fee Waiver” has been restated to reflect the contractual management fee waiver disclosed above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE